Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Revenue

The following table represents the Company’s revenue:

	Year ended	Year ended	Year ended
(in USD)	December 31, 2023	December 31, 2024	December 31, 2025
Revenue - Over time
Technology financing fee	10,358,936	38,691,334	57,121,012
Technology platform fee	914,059	8,763,659	19,045,332
Others	—	—	3,512,395
Total revenue	11,272,995	47,454,993	79,678,739